Offerings - Offering: 1	Nov. 18, 2024 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Common Stock
Amount Registered | shares	9,000,000
Proposed Maximum Offering Price per Unit	150.73
Maximum Aggregate Offering Price	$ 1,356,570,000.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 207,690.87
Offering Note	(1) Pursuant to Rule 416(a) of the Securities Act of 1933, as amended (the "Securities Act"), this Registration Statement on Form S-8 (the "Registration Statement") shall also cover any additional shares of Common Stock of Cincinnati Financial Corporation (the "Registrant") that may be issued pursuant to the Cincinnati Financial Corporation 2024 Stock Compensation Plan (the "Plan"), by reason of any stock dividend, stock split, recapitalization or other similar transaction effected without the receipt of consideration which results in an increase in the number of the outstanding shares of common stock of the Registrant. (2) Estimated solely for the purpose of determining the registration fee pursuant to Rule 457(c) and Rule 457(h) under the Securities Act, on the basis of $150.73 per share, which represents the average of the high sales price and the low sales price for the Registrant's Common Stock as reported by The Nasdaq Stock Market LLC on November 15, 2024.